Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

200 Park Avenue, 7th Floor

New York, New York 10166

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21359

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Managed Duration Investment Grade Municipal Fund (the “Fund”) to be redeemed:

Auction Market Preferred Shares, Series M7, Liquidation Preference $25,000 per share (CUSIP #56165R202) (the “M7 Shares”); and

Auction Market Preferred Shares, Series W28, Liquidation Preference $25,000 per share (CUSIP #56165R301) (the “W28 Shares” and together with the M7 Shares, the “AMPS”).

(2)	Date on which the securities are expected to be called or redeemed:

AMPS

Series	Date
M7	On or about July 10, 2017
W28	On or about July 10, 2017

The redemption of these securities is subject to the consummation of the sale of certain newly issued series of preferred securities of the Fund, which may not occur. This redemption may be effected on a different date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The AMPS are to be redeemed pursuant to Section 4(a)(i) of the Statement of Preferences for Preferred Shares filed with the Commission as Exhibit 99(a)(2) to the Registration Statement on Form N-2 /A filed on October 22, 2003.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding AMPS, as set forth below:

AMPS

Series	Number of Shares
M7	1,389
W28	1,389

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 8th day of June, 2017.

MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

By:	/s/ Thomas E. Stabile
Name:	Thomas E. Stabile
Title:	Treasurer